Acquisition - Supplemental Pro Forma Financial Information (Details) - RF Power $ / shares in Units, $ in Millions	12 Months Ended
Jun. 24, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue | $	$ 394.0
Net loss from continuing operations | $	$ (79.3)
Basic loss per share from continuing operations (USD per share) | $ / shares	$ (0.80)
Diluted loss per share from continuing operations (USD per share) | $ / shares	$ (0.80)